OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2020
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES
7. OTHER CURRENT LIABILITIES

All amounts in USD ‘000	June 30, 2020	December 31, 2019
Accrued Expenses	7,683	9,578
Deferred Revenues	6,701	2,154
Settlement Deferred Compensation Liabilities	-	3,830
Total	14,384	15,562

Deferred revenues relate to prepaid charter hire from customers.